Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Debt
9.	Debt

On May 20, 2020, the Company entered into a two-year, $20.0 million, secured borrowing facility agreement (“Secured Facility”). Borrowings under the Secured Facility were limited to 80% of qualifying accounts receivable and bore interest at a rate of

LIBOR plus 7.25% per annum, subject to a LIBOR floor rate of 1.5%. Repayment of borrowings under the Secured Facility was required upon the earlier of: (i) the collection of the qualified account receivable, (ii) the maturity date of May 21, 2022, or (iii) on demand with respect to any qualified account receivable that is disputed by the payor, for which the payor has become insolvent or has indicated an inability or unwillingness to pay, or that remains uncollected more than 120 days from the original invoice date. The Secured Facility was subject to a minimum monthly average utilization of $10.0 million. Borrowings under the Secured Facility were collateralized by the Company’s personal property (including accounts receivable but excluding intellectual property). The Secured Facility included covenants that, among other things, limited the ability of the Company to incur additional indebtedness. The Company terminated the Secured Facility on December 30, 2020.

On December 30, 2020, the Company entered into a new three-year, $50.0 million, revolving loan and standby letter of credit facility agreement (“Revolving Credit Facility”). The Revolving Credit Facility provides for the issuance of up to $15.5 million of standby letters of credit and aggregate borrowings under the Revolving Credit Facility are generally limited to 95% of qualifying investment grade accounts receivable and 90% of qualifying non-investment grade accounts receivable, subject to adjustment at the discretion of the lenders. The Revolving Credit Facility includes covenants that, among other things, require the Company to maintain at least $25.0 million of unrestricted cash at all times, limits the ability of the Company to incur additional indebtedness, pay dividends, hold unpermitted investments, or make material changes to the business. The Company was in compliance with the financial covenant as of September 30, 2021. The $15.5 million of standby letters of credit were issued during the three months ended March 31, 2021 in favor of certain of the Company’s landlords, which relieved the Company of the requirement to maintain $15.5 million of cash as collateral. As a result, the $15.5 million classified as restricted cash in the condensed consolidated balance sheets as of December 31, 2020 was classified as cash and cash equivalents as of September 30, 2021.

Borrowings under the Revolving Credit Facility bear interest at LIBOR, subject to a floor rate of 0.75%, plus a margin of 3.75% to 4.25%, depending on the level of the Company’s utilization of the facility (4.75% at September 30, 2021), and subject to a monthly minimum utilization of $15.0 million. The facility also includes an unused commitment fee of 0.375%.

As of September 30, 2021, the Company had outstanding borrowings of $19.5 million under the Revolving Credit Facility. The total unused borrowing capacity at as of September 30, 2021 was $11.5 million.

The Company had $0.4 million and $0.5 million of costs in connection with the issuance of debt included in Prepaid and other assets as of September 30, 2021 and December 31, 2020, respectively.

7.	Debt

On July 23, 2012, the Company entered into a loan agreement (“Loan Agreement”) to provide the Company with a revolving line of credit (“Revolver”) with a variable interest rate and other bank facilities upon the Company’s request.

The Revolver was increased to $25 million on July 17, 2014. If certain financial covenants were not met, the amount of secured borrowings available under the Revolver were limited to the Company’s eligible accounts receivable balance at such time. The amounts borrowed were collateralized by the Company’s personal property (including such accounts receivable but excluding intellectual property). The Loan Agreement included covenants that, among other things, required the Company to maintain minimum levels of consolidated tangible net worth and certain liquidity ratios.

The Loan Agreement also included a bank services facility to be used for bank facilities including letters of credit, foreign exchange contracts and cash management services. As of December 31, 2018, letters of credit of $15.5 million were issued by the bank to guarantee security deposits for certain Company facilities.

The Revolver and the Loan Agreement expired on July 17, 2019. As a result, the letters of credit in the total amount of $15.5 million that were previously covered by the Revolver, were assigned as cash collateral for which deposit accounts are presented as restricted cash on the consolidated balance sheets as of December 31, 2020 and December 31, 2019.

On May 20, 2020, the Company entered into a two-year, $20.0 million, secured borrowing facility agreement (“Secured Facility”). Borrowings under the Secured Facility were limited to 80% of qualifying accounts receivable and bore interest at a rate of LIBOR plus 7.25% per annum, subject to a LIBOR floor rate of 1.5%. Repayment of borrowings under the Secured Facility was required upon the earlier of: (i) the collection of the qualified account receivable, (ii) the maturity date of May 21, 2022, or (iii) on demand with respect to any qualifying accounts receivable that are disputed by the payor, for which the payor has become insolvent or has indicated an inability or unwillingness to pay, or that remain uncollected more than 120 days from the original invoice date. The Secured Facility was subject to a minimum monthly average utilization of $10.0 million. Borrowings under the Secured Facility were collateralized by the Company’s personal property (including such accounts receivable but excluding intellectual property). The Secured Facility included covenants that, among other things, limited the ability of the Company to incur additional indebtedness. On December 30, 2020, the Company terminated the Secured Facility and recognized a loss on extinguishment of $0.6 million which is recorded in other income, net in the consolidated statements of operations.

Concurrent with the termination of the Secured Facility, the Company entered into a new three-year, $50.0 million, revolving loan and standby letter of credit facility agreement (“Revolving Credit Facility”) with new lenders. The Revolving Credit Facility provides for the issuance of up to $15.5 million of standby letters of credit and aggregate borrowings under the Revolving Credit Facility are generally limited to 95% of qualifying investment grade accounts receivable and 90% of qualifying non-investment grade accounts receivable, subject to adjustment at the discretion of the lenders. The Revolving Credit Facility includes covenants that, among other things, requires the Company to maintain at least $25.0 million of unrestricted cash at all times, limits the ability of the Company to incur additional indebtedness, pay dividends, hold unpermitted investments, or make material changes to the business. The Company was in compliance with the financial covenant as of December 31, 2020.

Borrowings under the Revolving Credit Facility bear interest at LIBOR, subject to a floor rate of 0.75%, plus a margin of 3.75% to 4.25%, depending on the level of the Company’s utilization of the facility (5.00% at December 31, 2020), and subject to a monthly minimum utilization of $15.0 million. The facility also includes an unused commitment fee of 0.375%.

As of December 31, 2020, the Company had outstanding borrowings of $20.4 million under the Revolving Credit Facility and no outstanding letters of credit issued under the facility of $15.5 million. The total unused borrowing capacity at December 31, 2020 was $29.6 million.

As of December 31, 2020 and 2019, the Company had $0.5 million and nil of costs in connection with the issuance of debt included in prepaid and other assets in the consolidated balance sheet, respectively.